Financial risk management and financial instruments - Currency risk (Details) - Currency rate risk $ in Thousands	May 31, 2019 CAD ($)
Financial risk management and financial instruments
Percentage change in foreign exchange rate which will result in unrealized gain or loss	1.00%
Unrealized gain or loss by 1% change in the foreign exchange rate	$ 4,000